Short-Term and Long-Term Debts (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Short-Term Debts
Short-term debts consist of the following:

Name	Fixed annual rate (%)		Term	As of December 31, 2019
				RMB
Short-term borrowings	2.51	%-7.00%	1-12 months		1,439,749,760

Name	Fixed annual rate (%)		Term	As of December 31, 2020
				RMB	US$
Short-term borrowings	3.40	%-6.80%	1-12 months	355,816,940	54,531,332

Summary of Long-Term Debts
Long-term debts consist of the following:

Name	Fixed annual rate (%)		Term	As of December 31, 2019
				RMB
Securitization debt payables (i)	5.06	%-5.20%	15-18 months		619,037,733
Co-financing debt payables (ii)	6.50	%-6.60%	24-36 months		446,048,773
Long-term borrowings	4.75%		36 months		100,000,000

				1,165,086,506

Name	Fixed annual rate (%)		Term	As of December 31, 2020
				RMB	US$
Securitization debt payables (i)	4.73	%-6.00%	18-20 months	401,761,874	61,572,701
Co-financing debt payables (ii)	5.5	%-6.60%	24-36 months	1,697,757,491	260,192,719
Long-term borrowings	4.75	%-6.00%	36 months	107,055,556	16,406,982

				2,206,574,921	338,172,402

Summary of Contractual Obligations Which Excludes the Impact of Discount of Time Value

The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2019 and 2020:

	Payment due by period
	Less than 1 year	1 - 2 years	2 - 3 years	Total
As of December 31, 2019 (RMB)
Long-term debts – non-current	17,460,042	263,444,828	48,346,303	329,251,173
As of December 31, 2020 (RMB)
Long-term debts – non-current	62,363,881	663,503,529	368,390,299	1,094,257,709
As of December 31, 2020 (US$)
Long-term debts – non-current	9,557,683	101,686,365	56,458,283	167,702,331